Investment Objectives and Goals - Easterly Snow All Cap Value Fund	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EASTERLY SNOW ALL CAP VALUE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Easterly Snow All Cap Value Fund (the “All Cap Value Fund” or the “Fund”) is long-term capital appreciation.